Document and Entity Information	Oct. 19, 2022
Cover [Abstract]
Entity Registrant Name	HARSCO CORP
Amendment Flag	false
Entity Central Index Key	0000045876
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 19, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-03970
Entity Tax Identification Number	23-1483991
Entity Address, Address Line One	350 Poplar Church Road
Entity Address, City or Town	Camp Hill
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17011
City Area Code	(717)
Local Phone Number	763-7064
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $1.25 per share
Trading Symbol	HSC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false